Credit Facility And Term Loans - Schedule of Long Term Debt (Details) (Detail) - Horizon Term Loan $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 0
2020	2,500
2021	6,000
2022	6,000
Thereafter	500
Total term loan payments	$ 15,000